RIGHT-OF-USE ASSETS	9 Months Ended
Jun. 30, 2026
RIGHT-OF-USE ASSETS

17.	RIGHT-OF-USE ASSETS

During the three months ended June 30, 2026, the Company recognized additions to right-of-use assets of $5,820,618, depreciation of right-of-use assets of $5,820,618 and interest on lease liabilities of $95,816. For the nine months ended June 30, 2026, additions and depreciation were $7,595,884 and interest on lease liabilities was $114,084. Lease liabilities of $5,916,434 were settled using digital currency during the three-month period. Right-of-use assets and lease liabilities were nil at June 30, 2026.

The lease term comprises the non-cancellable period of each contract together with periods covered by an extension option when the Company is reasonably certain to exercise that option and periods covered by a termination option when the Company is reasonably certain not to exercise that option.

The following tables reconcile right-of-use assets and lease liabilities for the periods ended June 30, 2026:

	Three months ended June	Nine months ended June
Right-of-use asset continuity	30, 2026	30, 2026
	$	$

Opening carrying amount	—	—
Additions	5,820,618	7,595,884
Depreciation	(5,820,618)	(7,595,884)
Closing carrying amount	—	—

	Three months	Nine months
Lease liability continuity	ended June 30, 2026	ended June 30, 2026
	$	$

Opening lease liability	—	—
New lease liabilities	5,820,618	7,595,884
Interest expense	95,816	114,084
Cash payments	—	(1,793,534)
Settlement using digital currency	(5,916,434)	(5,916,434)
Closing lease liability	—	—

Depreciation of mining-related right-of-use assets is classified within direct costs and interest on lease liabilities is classified within finance costs.